LVIP MFS Value Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.65%
Aerospace & Defense–4.87%
General Dynamics Corp.	149,083	$ 34,022,232
Northrop Grumman Corp.	96,104	44,373,139
Raytheon Technologies Corp.	129,553	12,687,125
		91,082,496
Banks–6.30%
Citigroup, Inc.	517,910	24,284,800
JPMorgan Chase & Co.	533,320	69,496,929
PNC Financial Services Group, Inc.	126,400	16,065,440
Truist Financial Corp.	230,734	7,868,030
		117,715,199
Beverages–2.54%
Diageo PLC	662,372	29,561,414
PepsiCo, Inc.	97,811	17,830,945
		47,392,359
Building Products–2.29%
Johnson Controls International PLC	339,603	20,450,893
Masco Corp.	161,557	8,032,614
Trane Technologies PLC	78,273	14,400,666
		42,884,173
Capital Markets–6.01%
BlackRock, Inc.	29,206	19,542,319
Goldman Sachs Group, Inc.	30,123	9,853,535
KKR & Co., Inc.	210,205	11,039,967
Moody's Corp.	24,666	7,548,289
Morgan Stanley	402,569	35,345,558
Nasdaq, Inc.	529,084	28,925,022
		112,254,690
Chemicals–4.25%
Corteva, Inc.	125,214	7,551,656
DuPont de Nemours, Inc.	384,996	27,631,163
International Flavors & Fragrances, Inc.	70,183	6,454,029
PPG Industries, Inc.	136,482	18,231,266
Sherwin-Williams Co.	86,715	19,490,930
		79,359,044
Consumer Finance–1.68%
American Express Co.	190,779	31,468,996
		31,468,996
Consumer Staples Distribution & Retail–1.39%
Target Corp.	156,591	25,936,167
		25,936,167
Electric Utilities–5.79%
American Electric Power Co., Inc.	119,157	10,842,095
Duke Energy Corp.	379,911	36,650,014
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Exelon Corp.	313,663	$ 13,139,343
Southern Co.	519,689	36,159,961
Xcel Energy, Inc.	169,584	11,436,745
		108,228,158
Electrical Equipment–1.55%
Eaton Corp. PLC	168,701	28,905,229
		28,905,229
Food Products–1.88%
Archer-Daniels-Midland Co.	74,961	5,971,393
Nestle SA	239,537	29,206,867
		35,178,260
Ground Transportation–2.54%
Canadian National Railway Co.	96,502	11,384,341
Union Pacific Corp.	179,065	36,038,622
		47,422,963
Health Care Equipment & Supplies–3.76%
Abbott Laboratories	259,489	26,275,856
†Boston Scientific Corp.	481,764	24,102,653
Medtronic PLC	246,820	19,898,629
		70,277,138
Health Care Providers & Services–3.85%
Cigna Group	171,449	43,810,363
McKesson Corp.	78,895	28,090,565
		71,900,928
Hotels, Restaurants & Leisure–1.25%
Marriott International, Inc. Class A	140,486	23,326,295
		23,326,295
Household Products–1.39%
Kimberly-Clark Corp.	119,403	16,026,270
Reckitt Benckiser Group PLC	131,268	9,986,538
		26,012,808
Industrial Conglomerates–1.87%
Honeywell International, Inc.	182,635	34,905,201
		34,905,201
Industrial REITs–1.41%
Prologis, Inc.	211,040	26,331,461
		26,331,461
Insurance–11.06%
Aon PLC Class A	151,054	47,625,815
Chubb Ltd.	191,387	37,163,528
Marsh & McLennan Cos., Inc.	261,957	43,628,938
Progressive Corp.	337,997	48,353,851
LVIP MFS Value Fund–1

LVIP MFS Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Travelers Cos., Inc.	175,009	$ 29,998,293
		206,770,425
IT Services–1.92%
Accenture PLC Class A	125,307	35,813,994
		35,813,994
Life Sciences Tools & Services–2.48%
Danaher Corp.	48,926	12,331,309
Thermo Fisher Scientific, Inc.	59,068	34,045,023
		46,376,332
Machinery–2.62%
Illinois Tool Works, Inc.	133,147	32,414,637
Otis Worldwide Corp.	75,868	6,403,259
PACCAR, Inc.	139,838	10,236,142
		49,054,038
Media–3.41%
†Charter Communications, Inc. Class A	53,879	19,267,669
Comcast Corp. Class A	1,175,259	44,554,069
		63,821,738
Multi-Utilities–1.38%
Dominion Energy, Inc.	461,119	25,781,163
		25,781,163
Oil, Gas & Consumable Fuels–4.51%
ConocoPhillips	399,291	39,613,660
EOG Resources, Inc.	150,775	17,283,338
Pioneer Natural Resources Co.	133,714	27,309,748
		84,206,746
Pharmaceuticals–7.21%
Johnson & Johnson	333,480	51,689,400
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	334,372	$ 35,573,837
Pfizer, Inc.	1,011,162	41,255,409
Roche Holding AG	21,734	6,210,327
		134,728,973
Professional Services–1.04%
Equifax, Inc.	96,094	19,491,707
		19,491,707
Semiconductors & Semiconductor Equipment–5.96%
Analog Devices, Inc.	85,674	16,896,626
KLA Corp.	60,637	24,204,471
NXP Semiconductors NV	116,535	21,730,864
Texas Instruments, Inc.	261,565	48,653,706
		111,485,667
Specialized REITs–0.40%
Public Storage	25,027	7,561,658
		7,561,658
Specialty Retail–2.04%
Lowe's Cos., Inc.	191,134	38,221,066
		38,221,066
Total Common Stock (Cost $1,063,514,280)		1,843,895,072

MONEY MARKET FUND–1.32%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	24,643,812	24,643,812
Total Money Market Fund (Cost $24,643,812)		24,643,812

TOTAL INVESTMENTS–99.97% (Cost $1,088,158,092)	1,868,538,884
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	635,306
NET ASSETS APPLICABLE TO 37,341,545 SHARES OUTSTANDING–100.00%	$1,869,174,190

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP MFS Value Fund–2

LVIP MFS Value Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS Value Fund–3

LVIP MFS Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$91,082,496	$—	$—	$91,082,496
Banks	117,715,199	—	—	117,715,199
Beverages	17,830,945	29,561,414	—	47,392,359
Building Products	42,884,173	—	—	42,884,173
Capital Markets	112,254,690	—	—	112,254,690
Chemicals	79,359,044	—	—	79,359,044
Consumer Finance	31,468,996	—	—	31,468,996
Consumer Staples Distribution & Retail	25,936,167	—	—	25,936,167
Electric Utilities	108,228,158	—	—	108,228,158
Electrical Equipment	28,905,229	—	—	28,905,229
Food Products	5,971,393	29,206,867	—	35,178,260
Ground Transportation	47,422,963	—	—	47,422,963
Health Care Equipment & Supplies	70,277,138	—	—	70,277,138
Health Care Providers & Services	71,900,928	—	—	71,900,928
Hotels, Restaurants & Leisure	23,326,295	—	—	23,326,295
Household Products	16,026,270	9,986,538	—	26,012,808
Industrial Conglomerates	34,905,201	—	—	34,905,201
Industrial REITs	26,331,461	—	—	26,331,461
Insurance	206,770,425	—	—	206,770,425
IT Services	35,813,994	—	—	35,813,994
Life Sciences Tools & Services	46,376,332	—	—	46,376,332
Machinery	49,054,038	—	—	49,054,038
Media	63,821,738	—	—	63,821,738
Multi-Utilities	25,781,163	—	—	25,781,163
Oil, Gas & Consumable Fuels	84,206,746	—	—	84,206,746
Pharmaceuticals	128,518,646	6,210,327	—	134,728,973
Professional Services	19,491,707	—	—	19,491,707
Semiconductors & Semiconductor Equipment	111,485,667	—	—	111,485,667
Specialized REITs	7,561,658	—	—	7,561,658
Specialty Retail	38,221,066	—	—	38,221,066
Money Market Fund	24,643,812	—	—	24,643,812
Total Investments	$1,793,573,738	$74,965,146	$—	$1,868,538,884
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP MFS Value Fund–4